Operating segments - Disclosure of disaggregation of interest income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest income	$ 937	$ 675	$ 508
Fair Financing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest income	617	383	318
"Snooze" fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest income	161	128	96
Debt securities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest income	134	144	75
Incremental merchant fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest income	$ 25	$ 20	$ 19